OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 866
2026	641
2027	612
2028	585
2029 and thereafter	508
Total minimum lease payments	$ 3,212